UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2010

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Lesa Sroufe & Co.
Address: 1200 Fifth Avenue, Suite 1200
         Seattle, WA  98101

13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Shaun E. Corry
Title:     Chief Compliance Officer
Phone:     206-838-8385

Signature, Place, and Date of Signing:

 /s/ Shaun E. Corry     Seattle, WA     November 11, 2010

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    52

Form 13F Information Table Value Total:    $162,345 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

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
                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M COMPANY                     Common Stock     88579y101      901    10390 SH       Sole                    10390
ABBOTT LABORATORIES            Common Stock     002824100      418     8000 SH       Sole                     8000
AMERICAN EXPRESS CO            Common Stock     025816109      277     6600 SH       Sole                     6600
AMERISERV FINANCIAL INC        Common Stock     03074A102      167   100000 SH       Sole                   100000
ANGLOGOLD ASHANTI LTD          Sponsored ADR    035128206     8286   179199 SH       Sole                   179199
ARCHER-DANIELS MIDLAND CO      Common Stock     039483102     6879   215513 SH       Sole                   215513
AT&T INC                       Common Stock     00206R102     7330   256304 SH       Sole                   256304
AVISTA CORP                    Common Stock     05379b107     7233   346410 SH       Sole                   346410
BANK OF UTICA NY NON VTG       Common Stock     065437204      276     1000 SH       Sole                     1000
BARRICK GOLD CORP CAD          Common Stock     067901108      434     9386 SH       Sole                     9386
BERKSHIRE HATHAWAY INC DEL CLA CLB	        084670108      747        6 SH       Sole                        6
BERKSHIRE HATHAWAY INC DELCL B CLB New	        084670702      496     6000 SH       Sole                     6000
BHP BILLITON LTD SPONS         Sponsored ADR    088606108     1061    13905 SH       Sole                    13905
BRISTOL MYERS SQUIBB CO        Common Stock     110122108      442    16320 SH       Sole                    16320
CARBO CERAMICS INC             Common Stock     140781105     1239    15300 SH       Sole                    15300
CHEVRON CORP                   Common Stock     166764100     1467    18100 SH       Sole                    18100
CISCO SYSTEMS INC              Common Stock     17275r102      216     9848 SH       Sole                     9848
CITIGROUP INC                  Common Stock     172967101       47    12000 SH       Sole                    12000
COCA COLA COMPANY              Common Stock     191216100      849    14500 SH       Sole                    14500
DELL INC                       Common Stock     24702R101     4397   339006 SH       Sole                   339006
ELI LILLY & CO                 Common Stock     532457108     5353   146526 SH       Sole                   146526
ENCANA CORP                    Common Stock     292505104     5605   185425 SH       Sole                   185425
EXXON MOBIL CORP               Common Stock     30231G102      678    10978 SH       Sole                    10978
FIRST CAROLINA INV INC         Common Stock     319420105      247    24700 SH       Sole                    24700
FLEXTRONICS INTERNATIONAL LTD. Common Stock     Y2573F102     2937   486284 SH       Sole                   486284
INTEL CORP                     Common Stock     458140100     6407   333713 SH       Sole                   333713
INTL BUSINESS MACHINES CORP    Common Stock     459200101      336     2507 SH       Sole                     2507
ISHARES SILVER TRUST           Ishares          46428Q109     4980   233691 SH       Sole                   233691
M & T BANK CORP                Common Stock     55261F104     2423    29623 SH       Sole                    29623
MARATHON OIL CORP              Common Stock     565849106     5949   179725 SH       Sole                   179725
MARSH & MCLENNAN COS INC       Common Stock     571748102     6255   259334 SH       Sole                   259334
MERCK & CO INC NEW             Common Stock     58933y105     7580   205910 SH       Sole                   205910
MICROSOFT CORP                 Common Stock     594918104     4860   198466 SH       Sole                   198466
NEWMONT MINING CORP            Common Stock     651639106     7761   123565 SH       Sole                   123565
NIPPON TELEGRAPH & TELEPHONE C Sponsored ADR    654624105     5513   251484 SH       Sole                   251484
NUANCE COMMUNICATIONS, INC.    Common Stock     67020Y100      223    14275 SH       Sole                    14275
PAN AMERN SILVER CORP          Common Stock     697900108      257     8700 SH       Sole                     8700
PFIZER INC                     Common Stock     717081103     6199   361064 SH       Sole                   361064
PNM RESOURCES INC              Common Stock     69349H107     4442   390003 SH       Sole                   390003
PORTLAND GENERAL ELECTRIC CO   Common Stock     736508847     5744   283230 SH       Sole                   283230
PROSHARES SHORT S&P500         PSHS SHRTS&P     74347R503     3442    70386 SH       Sole                    70386
REDWOOD TRUST INC              Common Stock     758075402     4384   303154 SH       Sole                   303154
SAFEWAY INC NEW                Common Stock     786514208     5051   238725 SH       Sole                   238725
SOUTHWEST AIRLINES CO          Common Stock     844741108     7299   558476 SH       Sole                   558476
SPDR GOLD TR GOLD SHS          GOLD SHS         78463V107     4643    36299 SH       Sole                    36299
SYMANTEC CORP                  Common Stock     871503108      504    33300 SH       Sole                    33300
TECO ENERGY INC                Common Stock     872375100     5820   336035 SH       Sole                   336035
TIDEWATER INC                  Common Stock     886423102     5532   123463 SH       Sole                   123463
UNITEDHEALTH GROUP INC         Common Stock     91324p102      252     7180 SH       Sole                     7180
WAL-MART STORES INC            Common Stock     931142103     4885    91279 SH       Sole                    91279
WASHINGTON FEDERAL INC         Common Stock     938824109     5974   390994 SH       Sole                   390994
WELLS FARGO & CO NEW           Common Stock     949746101     4655   185334 SH       Sole                   185334

 						            162345                                          162345
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